Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	9,200	$ 3,191,848
Elbit Systems Ltd.	4,450	1,359,698
Huntington Ingalls Industries, Inc.	52,921	10,439,196
V2X, Inc. (A)	26,200	1,365,806
		16,356,548
Automobile Components - 0.4%
Gentex Corp.	24,750	641,520
Stoneridge, Inc. (A)	7,500	38,775
Visteon Corp. (A)	20,500	1,723,230
		2,403,525
Banks - 7.7%
Atlantic Union Bankshares Corp. (B)	37,100	1,401,267
Berkshire Hills Bancorp, Inc.	82,700	2,432,207
Columbia Banking System, Inc.	91,600	2,555,640
Community West Bancshares	16,300	317,687
Dime Community Bancshares, Inc.	87,900	2,745,117
Eastern Bankshares, Inc.	138,250	2,538,270
First Citizens BancShares, Inc., Class A	4,905	10,814,004
First Community Bankshares, Inc.	39,350	1,706,610
First Merchants Corp.	60,300	2,679,732
OceanFirst Financial Corp.	73,450	1,319,162
Princeton Bancorp, Inc.	10,700	326,564
Provident Financial Services, Inc.	157,800	2,930,346
Sandy Spring Bancorp, Inc.	84,350	2,853,560
TrustCo Bank Corp.	90,600	2,913,696
UMB Financial Corp.	25,700	3,030,030
United Bankshares, Inc.	30,300	1,166,550
United Community Banks, Inc.	77,800	2,580,626
WaFd, Inc.	114,100	3,386,488
Webster Financial Corp.	81,200	4,891,488
		52,589,044
Beverages - 0.8%
Molson Coors Beverage Co., Class B	95,100	5,206,725
Biotechnology - 0.9%
Biogen, Inc. (A)	21,600	3,108,888
Exelixis, Inc. (A)	84,700	2,807,805
		5,916,693
Building Products - 1.3%
American Woodmark Corp. (A)	25,100	1,954,286
Gibraltar Industries, Inc. (A)	6,200	380,494
Hayward Holdings, Inc. (A)	107,450	1,618,197
Owens Corning	18,100	3,340,355
Quanex Building Products Corp.	82,000	1,722,000
		9,015,332
Capital Markets - 1.2%
Piper Sandler Cos.	14,800	4,693,672
Stifel Financial Corp.	31,200	3,614,520
		8,308,192
Chemicals - 1.5%
Huntsman Corp.	43,750	736,312
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	138,200	$ 1,166,408
Mosaic Co.	290,684	8,107,177
		10,009,897
Commercial Services & Supplies - 0.3%
HNI Corp.	33,800	1,684,930
Tetra Tech, Inc.	14,100	518,880
		2,203,810
Communications Equipment - 0.3%
Harmonic, Inc. (A)	82,850	934,548
KVH Industries, Inc. (A)	80,000	488,800
Silicom Ltd. (A)	23,600	401,672
		1,825,020
Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	6,315	2,758,076
EMCOR Group, Inc.	10,975	4,917,459
Granite Construction, Inc.	39,600	3,490,344
		11,165,879
Consumer Finance - 0.7%
Ally Financial, Inc.	127,305	4,961,076
Consumer Staples Distribution & Retail - 3.2%
Dollar General Corp.	59,300	4,213,858
Dollar Tree, Inc. (A)	74,600	5,471,910
Ingles Markets, Inc., Class A	14,250	943,635
U.S. Foods Holding Corp. (A)	55,300	3,922,429
Village Super Market, Inc., Class A	24,000	818,640
Walgreens Boots Alliance, Inc.	636,900	6,547,332
		21,917,804
Containers & Packaging - 2.2%
Crown Holdings, Inc.	88,400	7,766,824
Graphic Packaging Holding Co.	215,830	5,920,217
Greif, Inc., Class A	23,200	1,420,304
		15,107,345
Distributors - 1.0%
LKQ Corp.	187,800	7,021,842
Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	4,000	88,680
Stride, Inc. (A)	26,400	3,561,360
		3,650,040
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	78,650	1,237,951
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (A)(C)(D)(E)	83,400	0
Liberty Global Ltd., Class A (A)	296,514	3,412,876
		3,412,876
Electric Utilities - 2.7%
Evergy, Inc.	146,300	9,388,071
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	171,500	$ 7,242,445
Portland General Electric Co.	42,300	1,740,222
		18,370,738
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,575	523,514
LSI Industries, Inc.	193,350	4,073,884
Regal Rexnord Corp.	11,850	1,880,951
		6,478,349
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (A)	18,150	1,642,393
IPG Photonics Corp. (A)	9,100	667,303
Itron, Inc. (A)	10,000	1,073,600
OSI Systems, Inc. (A)	21,300	4,184,172
TD SYNNEX Corp.	28,300	4,033,033
Vishay Intertechnology, Inc.	104,000	1,760,720
Vontier Corp.	161,127	6,211,446
		19,572,667
Energy Equipment & Services - 2.3%
Halliburton Co.	233,800	6,083,476
Helix Energy Solutions Group, Inc. (A)	204,200	1,637,684
Helmerich & Payne, Inc.	42,400	1,339,416
Noble Corp. PLC	142,400	4,563,920
Seadrill Ltd. (A)	30,450	1,101,072
Select Water Solutions, Inc.	75,150	939,375
		15,664,943
Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	62,000	2,253,080
Madison Square Garden Sports Corp. (A)	9,900	2,176,713
Sphere Entertainment Co. (A)(B)	26,500	1,234,900
Warner Bros Discovery, Inc. (A)	601,700	6,281,748
		11,946,441
Financial Services - 2.2%
Corpay, Inc. (A)	18,900	7,191,261
Global Payments, Inc.	67,400	7,606,090
		14,797,351
Food Products - 6.5%
Archer-Daniels-Midland Co.	185,300	9,492,919
Conagra Brands, Inc.	250,000	6,472,500
Kraft Heinz Co.	350,500	10,458,920
Lamb Weston Holdings, Inc.	25,400	1,522,476
Nomad Foods Ltd.	105,600	1,886,016
Post Holdings, Inc. (A)	67,087	7,121,956
Tyson Foods, Inc., Class A	128,700	7,270,263
		44,225,050
Gas Utilities - 0.7%
National Fuel Gas Co.	70,419	4,931,443
Ground Transportation - 0.2%
U-Haul Holding Co.	20,250	1,310,985
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.2%
AngioDynamics, Inc. (A)	152,100	$ 1,735,461
Baxter International, Inc.	275,557	8,972,136
Inmode Ltd. (A)	77,600	1,335,496
Integra LifeSciences Holdings Corp. (A)	59,350	1,549,035
Koninklijke Philips NV (A)(B)	101,694	2,804,720
OraSure Technologies, Inc. (A)	95,100	382,302
QuidelOrtho Corp. (A)	6,850	297,701
Zimmer Biomet Holdings, Inc.	46,400	5,079,872
		22,156,723
Health Care Providers & Services - 3.1%
AMN Healthcare Services, Inc. (A)	15,600	429,312
Centene Corp. (A)	130,300	8,343,109
Cross Country Healthcare, Inc. (A)	46,800	852,696
Encompass Health Corp.	33,700	3,345,399
Enhabit, Inc. (A)	123,650	1,038,660
Henry Schein, Inc. (A)	50,400	4,032,000
Labcorp Holdings, Inc.	8,199	2,048,110
National HealthCare Corp.	8,200	841,894
		20,931,180
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	69,250	1,373,227
Healthpeak Properties, Inc.	115,750	2,391,395
Sabra Health Care, Inc.	177,900	2,972,709
		6,737,331
Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	155,350	2,398,604
DiamondRock Hospitality Co.	121,700	1,068,526
Summit Hotel Properties, Inc.	70,750	474,732
		3,941,862
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	49,600	622,976
Churchill Downs, Inc.	13,100	1,618,898
Golden Entertainment, Inc.	25,400	831,596
Lucky Strike Entertainment Corp., Class C (B)	62,150	661,898
		3,735,368
Household Durables - 1.1%
Helen of Troy Ltd. (A)	18,100	1,118,218
KB Home	36,300	2,435,730
La-Z-Boy, Inc.	41,000	1,935,200
PulteGroup, Inc.	8,150	927,307
Sonos, Inc. (A)	74,600	1,028,734
		7,445,189
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	25,300	2,139,368
Industrial REITs - 0.3%
LXP Industrial Trust	213,500	1,776,320
Insurance - 3.8%
Everest Group Ltd.	8,250	2,866,958
Fidelity National Financial, Inc.	120,800	7,026,936
Markel Group, Inc. (A)	4,113	7,521,772
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Old Republic International Corp.	73,600	$ 2,692,288
Selective Insurance Group, Inc.	22,450	1,888,719
United Fire Group, Inc.	40,300	999,843
Willis Towers Watson PLC	9,700	3,196,780
		26,193,296
Interactive Media & Services - 2.0%
IAC, Inc. (A)	160,241	6,783,002
Match Group, Inc.	201,400	7,189,980
		13,972,982
IT Services - 0.7%
ASGN, Inc. (A)	17,750	1,565,727
Cognizant Technology Solutions Corp., Class A	41,100	3,395,271
		4,960,998
Leisure Products - 0.4%
BRP, Inc.	14,500	693,245
MasterCraft Boat Holdings, Inc. (A)	72,250	1,315,673
Polaris, Inc.	14,650	698,805
		2,707,723
Life Sciences Tools & Services - 1.7%
Azenta, Inc. (A)	27,150	1,467,458
Bio-Rad Laboratories, Inc., Class A (A)	19,824	7,154,085
IQVIA Holdings, Inc. (A)	11,700	2,355,912
Maravai LifeSciences Holdings, Inc., Class A (A)	104,000	512,720
		11,490,175
Machinery - 2.4%
CNH Industrial NV	234,900	3,025,512
Columbus McKinnon Corp.	56,800	2,068,656
Douglas Dynamics, Inc.	16,000	413,600
Gencor Industries, Inc. (A)	56,000	861,840
Middleby Corp. (A)	12,100	2,070,794
Miller Industries, Inc.	26,500	1,748,205
Mueller Industries, Inc.	66,300	5,221,125
Oshkosh Corp.	6,250	727,500
		16,137,232
Media - 2.9%
EchoStar Corp., Class A (A)	73,426	2,030,963
Liberty Broadband Corp., Class C (A)	80,235	6,150,815
News Corp., Class A	183,700	5,165,644
Perion Network Ltd. (A)	39,350	352,576
Sirius XM Holdings, Inc. (B)	264,840	6,358,809
		20,058,807
Metals & Mining - 1.8%
Commercial Metals Co.	183,250	8,885,792
Kaiser Aluminum Corp.	19,800	1,386,000
Metallus, Inc. (A)	90,450	1,351,323
Radius Recycling, Inc.	47,500	570,475
		12,193,590
Multi-Utilities - 3.4%
Dominion Energy, Inc.	189,387	10,528,023
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	225,838	$ 8,423,757
Northwestern Energy Group, Inc.	82,250	4,434,098
		23,385,878
Office REITs - 0.7%
Brandywine Realty Trust	22,900	125,721
JBG SMITH Properties	269,596	4,181,434
Piedmont Office Realty Trust, Inc., Class A	75,250	657,685
		4,964,840
Oil, Gas & Consumable Fuels - 3.5%
Delek U.S. Holdings, Inc.	66,350	1,185,011
HF Sinclair Corp.	227,400	8,204,592
Kinder Morgan, Inc.	162,400	4,462,752
Magnolia Oil & Gas Corp., Class A	220,100	5,216,370
Ovintiv, Inc.	51,650	2,180,663
REX American Resources Corp. (A)	53,350	2,225,762
Teekay Tankers Ltd., Class A	15,450	647,664
		24,122,814
Pharmaceuticals - 4.2%
Amphastar Pharmaceuticals, Inc. (A)	20,150	702,631
Innoviva, Inc. (A)	141,350	2,634,764
Jazz Pharmaceuticals PLC (A)	84,425	10,499,937
Perrigo Co. PLC	337,600	8,409,616
Supernus Pharmaceuticals, Inc. (A)	8,300	318,471
Viatris, Inc.	552,800	6,235,584
		28,801,003
Professional Services - 4.7%
Amentum Holdings, Inc. (A)	314,500	6,595,065
Clarivate PLC (A)(B)	938,900	5,088,838
FTI Consulting, Inc. (A)	2,000	390,700
Heidrick & Struggles International, Inc.	41,350	1,922,362
ICF International, Inc.	18,100	2,112,451
Jacobs Solutions, Inc.	44,800	6,277,824
KBR, Inc.	55,450	3,017,589
Leidos Holdings, Inc.	12,375	1,757,621
Science Applications International Corp.	17,150	1,857,002
SS&C Technologies Holdings, Inc.	42,000	3,399,900
		32,419,352
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	87,150	1,231,430
Retail REITs - 0.5%
Agree Realty Corp.	26,600	1,930,362
Kite Realty Group Trust	66,200	1,532,530
		3,462,892
Semiconductors & Semiconductor Equipment - 1.9%
AXT, Inc. (A)	105,000	219,450
Cohu, Inc. (A)	66,250	1,517,787
Kulicke & Soffa Industries, Inc.	11,600	514,460
Magnachip Semiconductor Corp. (A)	128,150	519,008
MKS Instruments, Inc.	14,500	1,642,560
Onto Innovation, Inc. (A)	10,675	2,185,813
Silicon Motion Technology Corp., ADR	43,100	2,353,691
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	51,250	$ 2,505,612
Universal Display Corp.	8,700	1,304,304
		12,762,685
Software - 0.7%
Adeia, Inc.	155,500	1,998,175
Progress Software Corp.	47,200	2,705,976
		4,704,151
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	150,226	7,269,436
Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (A)	20,625	2,462,213
Academy Sports & Outdoors, Inc.	13,600	711,416
American Eagle Outfitters, Inc.	107,600	1,736,664
Ulta Beauty, Inc. (A)	6,600	2,720,190
Urban Outfitters, Inc. (A)	52,850	2,928,947
Williams-Sonoma, Inc.	11,025	2,330,354
		12,889,784
Textiles, Apparel & Luxury Goods - 0.6%
Steven Madden Ltd.	37,400	1,535,270
Tapestry, Inc.	30,900	2,253,846
		3,789,116
Trading Companies & Distributors - 0.6%
WESCO International, Inc.	23,200	4,292,000
Total Common Stocks (Cost $522,904,409)		660,281,091
	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (F)	2,187,917	$ 2,187,917
Total Other Investment Company (Cost $2,187,917)		2,187,917

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $22,620,649 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $23,069,781.	$ 22,617,256	22,617,256
Total Repurchase Agreement (Cost $22,617,256)		22,617,256
Total Investments (Cost $547,709,582)		685,086,264
Net Other Assets (Liabilities) - (0.3)%		(2,119,901)
Net Assets - 100.0%		$ 682,966,363
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$660,281,091	$—	$0	$660,281,091
Other Investment Company	2,187,917	—	—	2,187,917
Repurchase Agreement	—	22,617,256	—	22,617,256
Total Investments	$662,469,008	$22,617,256	$0	$685,086,264
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,351,460, collateralized by cash collateral of $2,187,917 and non-cash collateral, such as U.S. government securities of $10,583,137. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds